Statements of Cash Flows- annual (Annual Member, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net loss	$ (2,008,101)	$ (888,022)
Depreciation	12,597	14,976
Common stock issued/issuable in payment of services	585,438
Preferred stock issued in payment of services	225,000	44,297
Stock option expense	450,000
Bad debt	7,848
(Gain) loss from renegotiated debt	(43,561)	(41,010)
Interest expense paid with stock	16,133	15,000
Accounts receivable	(12,597)	36,547
Inventories	117,956	19,284
Prepaid expenses		29,100
Accounts payable and accrued expenses	(188,953)	211,811
Deferred compensation	96,088	(47,411)
Payroll taxes accrued and withheld	14,623	18,490
Accrued interest	36,960	27,045
Deferred revenue	(94,001)	(182,102)
Net cash used in operating activities	(784,570)	(262,599)
Additions to fixed assets	(6,839)
Proceeds from sales of common stock	518,000	322,500
Proceeds from issuable common stock	217,500
Proceeds/payments from stockholders loans	31,806	49,006
Principal payments on notes payable	(30,000)	(30,767)
Net cash provided by financing activities	737,306	340,739
(Decrease) increase in cash	(54,103)	78,140
Cash at beginning of period	107,181	29,041
Cash at end of period	53,078	107,181
Interest	910	680
Income Taxes
Notes payable paid down with common stock issuable	111,000
Accrued interest paid with issuable common stock	48,720	60,000
Loans from stockholders paid with common stock	17,500	15,000
Accounts payable and accrued expense paid with common stock	90,900	137,001
Accounts payable paid with issuable stock		10,104
Stock settlement payable	124,578	—
Issuance of common stock issuable	267,000
Notes payable paid by shareholder	35,075
Common stock issued for prepayment of services	20,000	285,000
Preferred stock issued for prepayment of services		118,125
Deferred compensation paid with common stock		$ 43,338